Consolidated Statements of Total Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive (Loss) Earnings	Retained Earnings	Total Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Dec. 31, 2012	$ 1,450,299	$ 459	$ 414,657	$ (106,169)	$ 1,101,598	$ 1,410,545	$ 39,754
Beginning Balance (in shares) at Dec. 31, 2012		46,002,000
Consolidated net earnings (loss)	119,432				121,337	121,337	(1,905)
Other comprehensive earnings (loss)	62,124			62,055		62,055	69
Dividends declared ($1.60 per common share)	(74,197)				(74,197)	(74,197)
Issuances of common stock for stock award plans	$ 11,129	$ 2	11,127			11,129
Issuances of common stock for stock award plans (in shares)		259,000
Repurchases of common stock, Shares	0
Stock-based compensation expense	$ 7,008		7,008			7,008
Distributions to owners of noncontrolling interests	(876)						(876)
Ending Balance at Dec. 31, 2013	1,574,919	$ 461	432,792	(44,114)	1,148,738	1,537,877	37,042
Ending Balance (in shares) at Dec. 31, 2013		46,261,000
Consolidated net earnings (loss)	154,294				155,601	155,601	(1,307)
Other comprehensive earnings (loss)	(62,086)			(62,045)		(62,045)	(41)
Dividends declared ($1.60 per common share)	(91,304)				(91,304)	(91,304)
Issuances of common stock, stock options and stock appreciation rights for TXI acquisition	2,751,873	$ 203	2,751,670			2,751,873
Issuances of common stock, stock options and stock appreciation rights for TXI acquisition (in shares)		20,309,000
Issuances of common stock for stock award plans	$ 41,772	$ 7	41,765			41,772
Issuances of common stock for stock award plans (in shares)		723,000
Repurchases of common stock, Shares	0
Stock-based compensation expense	$ 8,993		8,993			8,993
Distributions to owners of noncontrolling interests	(800)						(800)
Purchase of subsidiary shares from noncontrolling interest	(24,913)		8,399			8,399	(33,312)
Ending Balance at Dec. 31, 2014	$ 4,352,748	$ 671	3,243,619	(106,159)	1,213,035	4,351,166	1,582
Ending Balance (in shares) at Dec. 31, 2014	67,293,000	67,293,000
Consolidated net earnings (loss)	$ 288,938				288,792	288,792	146
Other comprehensive earnings (loss)	552			537		537	15
Dividends declared ($1.60 per common share)	(107,462)				(107,462)	(107,462)
Issuances of common stock for stock award plans	30,624	$ 5	30,619			30,624
Issuances of common stock for stock award plans (in shares)		471,000
Repurchases of common stock	$ (519,962)	$ (33)			(519,929)	(519,962)
Repurchases of common stock, Shares	(3,285,380)	(3,285,000)
Stock-based compensation expense	$ 13,589		13,589			13,589
Minority interest acquired via business combination	1,475						1,475
Distributions to owners of noncontrolling interests	(325)						(325)
Ending Balance at Dec. 31, 2015	$ 4,060,177	$ 643	$ 3,287,827	$ (105,622)	$ 874,436	$ 4,057,284	$ 2,893
Ending Balance (in shares) at Dec. 31, 2015	64,479,000	64,479,000